Accounts Receivable, net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Receivables [Abstract]
Accounts receivable	$ 253,267	$ 161,827	$ 83,851
Less: allowance for credit losses	(2,250)	(1,857)	(2,598)
Accounts receivable, net	$ 251,017	$ 159,970	$ 81,253